CONVERTIBLE DEBT (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Aug. 13, 2021
Convertible Debt
Convertible Notes	$ 46,242	$ 41,887	$ 41,887
Conversion option derivative		7,474	7,474
Call and contingent put derivative		639	639
Total Convertible Notes		$ 50,000	$ 50,000